LOANS AND BORROWINGS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of Change in Borrowings [Abstract]
Balance	$ 1,490,673	$ 975,314
Additions	2,961,565	939,195
Repayments	(517,656)	(423,836)
Balance	3,934,582	1,490,673
Current	472,018	445,755
Non-Current	3,462,564	1,044,918
Other Loans and Borrowings
Reconciliation of Change in Borrowings [Abstract]
Balance	24,893	30,863
Additions	0	0
Repayments	(5,826)	(5,970)
Balance	19,067	24,893
Current	6,764	6,373
Non-Current	12,303	18,520
Lease Liabilities
Reconciliation of Change in Borrowings [Abstract]
Balance	1,465,780	944,451
Additions	2,961,565	939,195
Repayments	(511,830)	(417,866)
Balance	3,915,515	1,465,780
Current	465,254	439,382
Non-Current	$ 3,450,261	$ 1,026,398